Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Assets Current	$ 18,508	$ 44,424
Assets Non-current	51,619	69,729
Liabilities Current	9,500	5,595
Liabilities Non-current	1,036	13
Interest rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current		442
Assets Non-current	12,400
Liabilities Current	317	1,599
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current		442
Assets Non-current	12,400
Liabilities Current	317	1,599
Exchange rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	18,508	43,982
Assets Non-current	39,219	69,729
Liabilities Current	9,183	3,996
Liabilities Non-current	1,036	13
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	18,508	40,671
Assets Non-current	21,705	56,385
Liabilities Current	9,174	3,681
Liabilities Non-current		13
Exchange rate hedge [Member] | Fair value hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current		3,311
Assets Non-current	17,514	13,344
Liabilities Current	9	$ 315
Liabilities Non-current	$ 1,036